RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(11)	$(112)
Loans and notes receivable(1)	649	986
Debt obligations, payables and other liabilities(2)	(2,846)	(1,253)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(541)	(1,473)
Preferred shares held by Brookfield Corporation	(2,809)	(2,708)
Brookfield Corporation interest in CanHoldco	(1,277)	(1,415)
Preferred shares held by BWS (3)(4)	—	(1,600)
(1)Includes loans and notes receivable with other affiliates as of December 31, 2024 of $146 million (2023 - $112 million).
(2)Includes other payables and liabilities with other affiliates as of December 31, 2024 of $464 million (2023 - $901 million).
(3)Brookfield Reinsurance Ltd. (”BNRE”) has been renamed to Brookfield Wealth Solutions Ltd. (“BWS”) as of September 2024.
(4)In October 2024, BWS exercised its right to convert Preferred Shares to common shares. As a result, the partnership's approximate 8% indirect LP interest in the BSREP IV investments is accounted for as a financial asset held through an equity-accounted joint venture with BWS.

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Transactions with related parties:
Commercial property revenue(1)	$53	$57	$53
Management fee income	227	163	92
Expenses from equity accounted investments	64	8	22
Interest expense on debt obligations	209	116	20
Capital calls, net funded by BWS(5)	—	69	—
General and administrative expense(2)	333	345	327
Construction costs(3)	76	66	68
Return of capital distributions on Brookfield Corporation’s interest in CanHoldco	—	—	118
Distributions on Brookfield Corporation’s interest in CanHoldco	21	49	113
Incentive Fees(4)	9	22	45
(1)Amounts received from Brookfield Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(5)BWS, which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV, which was previously consolidated by the partnership in the comparative period.